Debt - Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Total interest cost	$ 841,022	$ 707,724	$ 580,236
Capitalized interest	(484,122)	(523,124)	(403,204)
Total interest expense, net	$ 356,900	$ 184,600	$ 177,032